Significant Accounting Policies - Schedule of Useful Lives of Property and Equipment (Detail)	12 Months Ended
Dec. 31, 2018
Laboratory Equipment | Minimum
Property Plant And Equipment [Line Items]
Property and equipment, useful lives	3 years
Laboratory Equipment | Maximum
Property Plant And Equipment [Line Items]
Property and equipment, useful lives	7 years
Leasehold Improvements
Property Plant And Equipment [Line Items]
Property and equipment, useful lives	Shorter of estimated useful life or remaining lease term
Computer Equipment and Software
Property Plant And Equipment [Line Items]
Property and equipment, useful lives	3 years
Furniture and Office Equipment | Minimum
Property Plant And Equipment [Line Items]
Property and equipment, useful lives	5 years
Furniture and Office Equipment | Maximum
Property Plant And Equipment [Line Items]
Property and equipment, useful lives	10 years